Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Significant non-cash activities were as follows:

	Years Ended
	2014	2013	2012
	(Dollars in millions)
Debt assumed by SunCoke Energy Partners, L.P.	$259.9	$225.0	$—
Net assets of the Predecessors not assumed by SunCoke Energy Partners, L.P.:
Accounts receivable	—	39.6	—
Deferred taxes	—	18.3	—